Nature of the Organization and Business (Details)											1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 10, 2025 shares	Sep. 02, 2025 USD ($) $ / shares shares	Jul. 25, 2025 USD ($) shares	May 12, 2025 USD ($) $ / shares shares	Mar. 10, 2025 USD ($) $ / shares shares	Mar. 05, 2025 USD ($) $ / shares shares	Oct. 11, 2024 $ / shares	Jun. 14, 2024 $ / shares shares	Aug. 16, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Jul. 31, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Jul. 24, 2025 $ / shares	Feb. 22, 2022 $ / shares	Dec. 03, 2021 $ / shares	Aug. 16, 2021 £ / shares
Nature of the Organization and Business [Line Items]
Acquired shares | shares											15,000
Preferred stock, par value (in Dollars per share) | $ / shares												$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, par value (in Dollars per share) | $ / shares												0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Sale of shares | shares					221,250														208,010
Offering price per share (in Dollars per share) | $ / shares				$ 4
Other related expenses (in Dollars)																		$ 133,331
Shares issued rate																		3.00%		3.00%
Initial exercise price per share (in Dollars per share) | $ / shares												$ 2.96						$ 2.96
Offering price rate																		100.00%		100.00%
Accumulated deficit (in Dollars)												$ (14,879,956)						$ (14,879,956)		$ (14,647,702)	$ (11,359,183)
Net Income (Loss) (in Dollars)												$ 2,540,636	$ (1,705,217)	$ (1,067,673)	$ (1,010,058)	$ (956,963)	$ (1,034,161)	(232,254)	$ (3,001,182)	(3,288,519)	(4,672,348)
Net cash flows provided by (used in) operating activities (in Dollars)																		(4,215,961)	(528,504)	(571,681)	(776,996)
Gross proceeds amount (in Dollars)						$ 5,900,000				$ 22									$ 100,000	$ 100,000
Other related expenses (in Dollars)						$ 1,100,000
Gross proceeds (in Dollars)				$ 225,000
Warrants exercise price per share (in Dollars per share) | $ / shares		$ 0.0001
Warrant share | shares												4,000,000						4,000,000
Warrant [Member]
Nature of the Organization and Business [Line Items]
Purchase an aggregate shares | shares																		44,250		44,250
Pre-Funded Warrants [Member]
Nature of the Organization and Business [Line Items]
Purchase of warrants (in Dollars)		$ 4,000,000
Purchase price per warrant share (in Dollars)		$ 1
Preferred Stock [Member]
Nature of the Organization and Business [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																							$ 0.0001	$ 0.0001
Net Income (Loss) (in Dollars)
Common Stock [Member]
Nature of the Organization and Business [Line Items]
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001														$ 0.0001	$ 0.0001	$ 0.0001
Purchase an aggregate shares | shares				234,375										56
Net Income (Loss) (in Dollars)
Gross proceeds amount (in Dollars)																				$ 25,000
Original Reverse Stock Split [Member] | Common Stock [Member]
Nature of the Organization and Business [Line Items]
Reverse split shares							1 for 2.43615
BHL [Member]
Nature of the Organization and Business [Line Items]
Acquired shares | shares									10,000,000
Price per share | (per share)									$ 14.07																£ 0.0001
Ordinary shares, exchange | shares									140,700,000
Subsequent Event [Member]
Nature of the Organization and Business [Line Items]
Sale of shares | shares						1,475,000
Offering price per share (in Dollars per share) | $ / shares					$ 4
Other related expenses (in Dollars)					$ 885,000	$ 5,900,000
Purchase an aggregate shares | shares					221,250
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Nature of the Organization and Business [Line Items]
Purchase an aggregate shares | shares	4,000,000
Common Stock [Member]
Nature of the Organization and Business [Line Items]
Reverse stock split received | shares								1
Offering price per share (in Dollars per share) | $ / shares						$ 4
Purchase an aggregate shares | shares					221,250
Initial exercise price per share (in Dollars per share) | $ / shares												$ 4						$ 4		$ 4
Common Stock [Member] | Original Reverse Stock Split [Member]
Nature of the Organization and Business [Line Items]
Reverse split shares							1 for 2.43615
Common Stock [Member] | Subsequent Event [Member]
Nature of the Organization and Business [Line Items]
Offering price per share (in Dollars per share) | $ / shares						$ 4
Series A Preferred Stock [Member]
Nature of the Organization and Business [Line Items]
Reverse stock split received | shares								1
Reverse split shares																		1 for 2.43615		1 for 2.43615
Preferred stock, par value (in Dollars per share) | $ / shares												$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member] | Preferred Stock [Member]
Nature of the Organization and Business [Line Items]
Reverse stock split received | shares								5.1287
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001
Net Income (Loss) (in Dollars)
Series A Preferred Stock [Member]
Nature of the Organization and Business [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001
Series A Preferred Stock [Member] | Preferred Stock [Member]
Nature of the Organization and Business [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001
Class B Common Stock [Member]
Nature of the Organization and Business [Line Items]
Warrant share | shares		1
Over-Allotment Option [Member]
Nature of the Organization and Business [Line Items]
Sale of shares | shares						1,475,000
Offering price per share (in Dollars per share) | $ / shares					$ 4
Other related expenses (in Dollars)																		$ 95,800
Gross proceeds amount (in Dollars)					$ 885,000
Other related expenses (in Dollars)					$ 95,800
Series B Convertible Preferred Stock [Member]
Nature of the Organization and Business [Line Items]
Sale of shares | shares			15,000
Gross proceeds (in Dollars)			$ 15,000,000